Financial Instruments and Risk Management - Fair Value and Carrying Value of Debt (Details) - USD ($)	Sep. 30, 2020	Mar. 02, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 22, 2017	Nov. 30, 2016	Oct. 17, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate							9.25%
Revolving Credit Facility | Term Loan due 2027
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate		1.00%
Aggregate principal amount		$ 2,200,000,000.0
Revolving Credit Facility | Term Loan due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal amount					$ 325,000,000.0	$ 2,320,000,000.0
Notes Payable to Banks | 9.250% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate			9.25%
Aggregate principal amount			$ 750,000,000.0
Notes Payable to Banks | 10.00% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate				10.00%
Aggregate principal amount			120,000,000.0
Senior Notes | 12.00%/13.00% Senior PIK Toggle Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash interest rate, stated percentage				12.00%
PIK interest rate, stated percentage				13.00%
Aggregate principal amount			$ 500,000,000.0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt, fair value	$ 19,100,000			$ 0
Fair Value | Revolving Credit Facility | Term Loan due 2027
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	2,134,300,000			0
Fair Value | Revolving Credit Facility | ABL Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	100,000,000.0			145,200,000
Fair Value | Revolving Credit Facility | Term Loan due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			2,064,800,000
Fair Value | Notes Payable to Banks | 9.250% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			805,300,000
Fair Value | Notes Payable to Banks | 10.00% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			127,500,000
Fair Value | Senior Notes | 12.00%/13.00% Senior PIK Toggle Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			517,500,000
Par Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt, fair value	19,100,000			0
Par Value | Revolving Credit Facility | Term Loan due 2027
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	2,189,000,000.0			0
Par Value | Revolving Credit Facility | ABL Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	100,000,000.0			145,200,000
Par Value | Revolving Credit Facility | Term Loan due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			2,070,000,000.0
Par Value | Notes Payable to Banks | 9.250% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			750,000,000.0
Par Value | Notes Payable to Banks | 10.00% Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	0			120,000,000.0
Par Value | Senior Notes | 12.00%/13.00% Senior PIK Toggle Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value disclosure	$ 0			$ 500,000,000.0